Prepayments And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Receivables

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Prepayments:
- Prepayments to CRO vendors	78,740	83,140	12,742
- Prepayments for other services	880	2,550	391
Receivables due from employees (1)	16,201	—	—
Receivables due from an affiliate (Note 2 3 )	—	21,212	3,251
Value-added tax recoverable	12,517	63,664	9,757
Rental deposits	546	1,766	271
Interest receivables	764	236	36
Others	26,388	22,899	3,509

	136,036	195,467	29,957

(1)
The balance mainly represents the receivables due from
certain
employees, arose from the Group’s obligation to pay the withholding individual income tax (“IIT”) for those employees’ stock option activities. The balance was collected by the Group in January 2020.